Investment Properties (Details) - CLP ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Investment Properties (Details) [Line Items]
Income earned from renting out investment properties	$ 4,546	$ 6,136
Expenses incurred for investment properties	2,944	3,131
Fair value
Investment Properties (Details) [Line Items]
Fair value of the investment properties held	$ 47,370	$ 46,613